Borrowing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Current borrowings	R$ 0	R$ 1,005,787
Additions	300,000	250,000	R$ 1,012,086
Interest	16,671	175,338
Payment	(109,613)	(1,270,075)
Purchase of financial instruments, classified as investing activities	17,631	161,050
Current borrowings	R$ 189,427	R$ 0	R$ 1,005,787